LEASES	3 Months Ended
Mar. 31, 2022
Leases [Abstract]
LEASES

Note 9      LEASES

The Company has two non-cancelable lease agreements for certain of the office and accommodation as well as fish farming containers for research and develop advanced technology for water circulation applying in fishery with original lease periods expiring between 2022 and 2023. The lease terms may include options to extend or terminate the lease when it is reasonably certain the Company will exercise that option. The Company recognizes rental expense on a straight-line basis over the lease term.

The components of lease expense for the three months ended March 31, 2022 and March 31, 2021 were as follows:

	Statement of Income Location	Three months ended March 31, 2022	Three months ended March 31, 2021
		(Unaudited)	(Unaudited)
		$	$
Lease Costs
Operating lease expense	General and administrative expenses	11,788	1,218
Total net lease costs		11,788	1,218

Maturity of lease liabilities under our non-cancelable operating leases as of December 31, 2021 and March 31, 2022 are US$ nil.